Warrant Liability - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions								1 Months Ended	12 Months Ended
	Nov. 25, 2020 CAD ($) shares	Nov. 03, 2020 CAD ($) shares	Nov. 03, 2020 $ / shares	Apr. 23, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Feb. 22, 2019 CAD ($) CreditFacility $ / shares	Feb. 21, 2019 $ / shares	Apr. 23, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) $ / shares	Mar. 20, 2019	Feb. 22, 2019 USD ($) shares	Dec. 31, 2018 CAD ($)
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Number of warrants issued | shares	1,578,946	6,315,788
Warrants expiration date		November 3, 2025
Additional consideration on warrants issued	$ 0
Warrants exercise price per share | $ / shares			$ 5.50
Warrant description									Each warrant can be exercised to acquire one common share at an exercise price initially set at US$5.50 and that can be reduced if equity financings are completed at a lower price before its expiry.
Fair value of warrants issued	$ 2,227,000	$ 10,263,000
Transaction cost on warrant liability		$ 709,000
Fair value of warrant liability									$ 11,640,000				$ 157,000
Change in fair value of warrant liability						$ 218,000			$ 850,000
Date of warrants issued to long term debt									on or before March 20, 2019
Percentage of warrants issued to increase ownership of long-term debt on fully diluted basis											19.99%
Credit facility				$ 141,536,000				$ 141,536,000	$ 40,532,000	$ 8,834,000			$ 125,804,000
Increase (decrease) in fair value of warrants					$ 11,000	$ 1,137,000		(1,369,000)
Number of tranches under credit facility | CreditFacility						2
Estimated fair value of warrants				153,000
Warrant liability classified as equity				$ 153,000				$ 153,000
European Put Option Model
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Common stock selling price, number of years										20 years
Top of Range | European Put Option Model
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Common stock selling price per share | $ / shares										$ 1,000.00
Bottom Of Range [Member] | European Put Option Model
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Common stock selling price per share | $ / shares										$ 156.36
Fourth Loan Agreement
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Maximum exercise price of preferred share | $ / shares							$ 1,000.00
Minimum exercise price of preferred share | $ / shares						$ 156.36
Number of warrant shares issued | shares												19,402
Price of per preferred share | $ / shares						$ 156.36
Preferred share expiration date						Feb. 22, 2027
Fourth Loan Agreement | Tranche One
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Credit facility												$ 10
Date of credit facility drawn						Feb. 22, 2019
Fourth Loan Agreement | Tranche Two
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Credit facility												$ 5
Date of credit facility drawn						Mar. 22, 2019
S A L P
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Fair value of warrant liability									$ 5,820,000